Intangible assets and goodwill (Details 6)	Dec. 31, 2025
Intangible Assets And Goodwill
Discount rate 0.5% Increase	7.90%
Discount rate 0.5% Decrease	8.70%
Terminal growth rate 0.5% Increase	5.00%
Terminal growth rate 0.5% Decrease	4.50%